Organization and nature of business - Major subsidiaries (Details)	Sep. 30, 2021	Apr. 20, 2020
Energy Holdings
Major subsidiaries
Ownership interest (as a percent)	100.00%
Zhejiang CN Energy
Major subsidiaries
Ownership interest (as a percent)	100.00%
Manzhouli CN Energy
Major subsidiaries
Ownership interest (as a percent)	100.00%	90.00%
Manzhouli CN Technology
Major subsidiaries
Ownership interest (as a percent)	100.00%
CN Energy Development
Major subsidiaries
Ownership interest (as a percent)	100.00%	10.00%
Khingan Forasen
Major subsidiaries
Ownership interest (as a percent)	100.00%
Hangzhou Forasen
Major subsidiaries
Ownership interest (as a percent)	100.00%
Zhongxing Energy
Major subsidiaries
Ownership interest (as a percent)	100.00%
Zhejiang New Material
Major subsidiaries
Ownership interest (as a percent)	100.00%